ANALYSIS OF OPERATING SEGMENTS	12 Months Ended
Dec. 31, 2021
Disclosure of operating segments [abstract]
ANALYSIS OF OPERATING SEGMENTS

NOTE 31 – ANALYSIS OF OPERATING SEGMENTS

Operating segments are components of Grupo Aval responsible for developing commercial activities that can generate revenue or incur expenses and whose operating profit or loss are regularly reviewed by the chief operating decision maker (“CODM”) of Grupo Aval, and for which financial information is available. Operating segment information is consistent with the internal reports provided to the CODM.

31.1          Description of products and services from which each reportable segment derives its income

Grupo Aval is organized into seven main operating segments comprised by the five main banking operations (Banco de Bogotá S.A., BAC Holding International Corp., Banco de Occidente S.A., Banco AV Villas S.A., Banco Popular S.A.), Corficolombiana S.A. and Porvenir.

Banco de Bogotá S.A., Banco de Occidente S.A., Banco Popular S.A. and Banco AV Villas S.A.: These operating segments provide financial services to companies, individuals and Government organizations mainly in Colombia such as: wholesale and retail lending, financial leasing, treasury operations, proprietary trading, trust, logistics and bonded warehouse services, among other.

BAC Holding International Corp. (“BAC Holding”): This operating segment consolidates BAC Holding’s operations, mainly in Central America. It derives its income from financial services provided by its main subsidiaries, BAC Credomatic Inc., to companies, individuals and Government organizations in Costa Rica, Panama, Guatemala, Honduras, El Salvador and Nicaragua such as: wholesale and retail lending, financial leasing, treasury operations, proprietary trading, pension fund management, brokerage, among other.

Sociedad Administradora de Fondos de Pensiones y Cesantías Porvenir S.A. (“Porvenir”): Is the leading private pension fund manager in Colombia in terms of assets under management and has the largest share of earnings in the private pension and severance fund management market in Colombia.

Corficolombiana S.A.: This operating segment consolidates all of Corficolombiana’s subsidaries. It provides both financial and non-financial services to companies, individuals and Government organizations, mainly in Colombia and Peru. It derives its income from financial services such as: retail lending, treasury operations, proprietary trading, brokerage and trust services, among other. It derives its income from non-financial services from 5 main sectors: Energy & gas (transportation and distribution of natural gas and energy), infrastructure (concession arrangements, mainly in road infrastructure), hotels (hospitality services) and agribusiness (mainly palm oil and rubber).

31.2          Factors used by management to identify reportable segments

Operating segments identified above are based on the relevance of factors such as (i) the nature of the products and services provided and (ii) the geographical locations. Information regarding the performance of operating segments is reviewed by the CODM on a quarterly basis.

Per the organizational changes detailed in Note 1, during 2021 the Company implemented a new reporting segment structure. With this change, (i) Porvenir became a new reporting segment separately from the Banco de Bogota reporting segment, (ii) Leasing Bogotá S.A. Panamá (LB Panama) reporting segment denomination was changed to BAC Holding International Corp. (BAC Holding), and (iii) Multi Financial Group Inc. (MFG) was transferred from BAC Holding to be included into the Banco de Bogota reporting segment.

With respect to the previous period and as required by IFRS 8 "Operating Segments", the reported figures have been modified to be consistent with 2021.

31.3 Measurement of net income, assets and liabilities of operating segments

Grupo Aval’s CODM reviews the financial information of each of its operating segments and assesses the performance of each segment based on Statements of Financial Position and the Statement of Income of each of them, and on certain credit risk indicators, as described in note 2.29

31.4          Information on net income, assets and liabilities of reportable operating segments

The following is the detail of the reportable financial information summarized for each segment as of December 31, 2021, 2020 and 2019:

Statement of Financial Position

December 31, 2021

		Banco de		BAC Holding		Banco de		Banco		Banco AV		Porvenir		Corficolombiana		Other
		Bogotá S.A.		International Corp (1)		Occidente S.A.		Popular S.A.		Villas S.A.		S.A.		S.A.		segments (2)		Eliminations		Total
Assets
Trading assets	Ps.	2,480,205	Ps.	190,340	Ps.	1,655,678	Ps.	354,037	Ps.	249,071	Ps.	2,493,514	Ps.	3,664,843	Ps.	49	Ps.	(100,967)	Ps.	10,986,770
Investment securities		12,812,319		14,431,606		6,326,995		4,306,819		2,936,690		886,111		3,899,476		—		(935,643)		44,664,373
Hedging derivatives assets		5,379		—		—		—		—		—		38,869		—		—		44,248
Investments in associates and joint ventures		8,404,257		—		1,664,990		625,512		6,252		—		912,186		4,014		(10,444,382)		1,172,829
Investments in subsidiary companies (3)		13,483,527		—		—		—		—		—		—		—		(13,483,527)		—
Loans, net		76,985,399		73,183,254		35,097,325		21,665,102		12,602,276		—		2,872,688		—		(2,108,219)		220,297,825
Other assets (4)		14,716,485		29,125,645		6,918,472		2,959,186		1,768,958		753,842		35,600,816		8,788,173		(10,893,697)		89,737,880
Total assets	Ps.	128,887,571	Ps.	116,930,845	Ps.	51,663,460	Ps.	29,910,656	Ps.	17,563,247	Ps.	4,133,467	Ps.	46,988,878	Ps.	8,792,236	Ps.	(37,966,435)	Ps.	366,903,925
Liabilities
Customer deposits		76,452,861		87,280,715		36,340,252		20,868,576		13,408,861		960		5,330,880		—		(5,212,683)		234,470,422
Financial obligations		24,757,219		12,326,831		8,496,369		4,585,661		1,704,383		769,893		18,986,327		9,116,041		(7,460,398)		73,282,326
Other liabilities (5)		2,338,529		3,839,772		1,638,260		1,087,019		538,309		691,620		9,399,330		553,665		(406,974)		19,679,530
Total liabilities	Ps.	103,548,609	Ps.	103,447,318	Ps.	46,474,881	Ps.	26,541,256	Ps.	15,651,553	Ps.	1,462,473	Ps.	33,716,537	Ps.	9,669,706	Ps.	(13,080,055)	Ps.	327,432,278
(1)	BAC Holding International Corp, before Leasing Bogotá S.A. Panamá (see note 1).
(2)	Includes Grupo Aval Holding, Grupo Aval Limited, ATH Negocio Conjunto and Aval Soluciones Digitales S.A. Negocio Conjunto.
(3)	Includes measurement of subsidiary BAC Holding International Corp. (before Leasing Bogotá S.A. Panamá. See note 1)
(4)	Includes cash and cash equivalents for Ps. 36,642,829; intangibles Ps. 21,470,718; other accounts receivable Ps. 19,027,205, tangible assets Ps. 9,100,553; income tax assets Ps. 2,607,673; non-current assets held for sale Ps. 208,426 and other assets Ps. 680,476.
(5)	Includes trading liabilities Ps. 1,049,910; Hedging derivative liabilities Ps. 55,813; income tax liabilities Ps. 4,714,714; employee benefits Ps. 1,163,076; provisions Ps. 1,150,261 and other liabilities Ps. 11,545,756.

Statement of income for 2021

		Banco de		BAC Holding		Banco de		Banco Popular		Banco AV		Porvenir		Corficolombiana		Other
		Bogotá S.A.		International Corp (1)		Occidente S.A.		S.A.		Villas S.A.		S.A.		S.A.		segments (2)		Eliminations		Total
External income
Interest income	Ps.	6,104,989	Ps.	6,839,240	Ps.	2,727,195	Ps.	2,192,893	Ps.	1,296,049	Ps.	45,560	Ps.	441,586	Ps.	6	Ps.	—	Ps.	19,647,518
Income from commissions and fees		1,418,806		2,657,273		450,735		255,026		280,673		1,195,302		94,244		101,143		—		6,453,202
Income from sales of goods and services		34,360		—		49,633		—		—		57,358		10,309,563		—		—		10,450,914
Share of profit of equity accounted investees, net of tax		4,420		—		4,990		7,817		8,259		—		272,646		2,085		—		300,217
Dividends		6,799		5,153		526		2,957		1,269		—		142,418		—		—		159,122
Net income from other financial instruments mandatory at fair value through profit or loss		—		—		—		—		—		—		270,095		—		—		270,095
Net trading income		540,715		26,435		(67,877)		18,481		(622)		223,745		207,794		45		—		948,716
Other income (3)		(169,566)		891,650		298,738		59,499		19,885		(57,904)		(227,725)		20,131		—		834,708
	Ps.	7,940,523	Ps.	10,419,751	Ps.	3,463,940	Ps.	2,536,673	Ps.	1,605,513	Ps.	1,464,061	Ps.	11,510,621	Ps.	123,410	Ps.	—	Ps.	39,064,492

		Banco de		BAC Holding		Banco de		Banco Popular		Banco AV		Porvenir		Corficolombiana		Other
		Bogotá S.A.		International Corp (1)		Occidente S.A.		S.A.		Villas S.A.		S.A.		S.A.		segments (2)		Eliminations		Total
Intersegment income
Interest income	Ps.	65,537	Ps.	16,869	Ps.	14,763	Ps.	15,831	Ps.	10,029	Ps.	4,655	Ps.	22,353	Ps.	243	Ps.	(150,280)	Ps.	—
Income from commissions and fees		5,551		—		7,480		2,749		18,016		2,511		1,821		85,836		(123,964)		—
Income from sales of goods and services		38		—		187,357		—		—		4,841		933		—		(193,169)		—
Share of profit of equity accounted investees, net of tax		706,881		—		240,874		59,418		(6,610)		—		1,139		—		(1,001,702)		—
Participation in results of subsidiaries (4)		1,691,418		—		—		—		—		—		—		—		(1,691,418)		—
Dividends		6,093		—		2,612		4,713		3,281		—		2,039		—		(18,738)		—
Net trading income		(2,130)		—		95		(10)		5		(1,987)		(318)		—		4,345		—
Gain on deconsolidation (loss of control) of subsidiaries (5)		1,303,024		—		—		—		—		—		—		—		(1,303,024)		—
Other income (3)		5,807		7,564		4,817		252		2,770		3,151		(1,303)		115,959		(139,017)		—
Discontinued segment (6)		(64,106)		64,106		—		—		—		—		—		—		—		—
		3,718,113		88,539		457,998		82,953		27,491		13,171		26,664		202,038		(4,616,967)		—
Total income	Ps.	11,658,636	Ps.	10,508,290	Ps.	3,921,938	Ps.	2,619,626	Ps.	1,633,004	Ps.	1,477,232	Ps.	11,537,285	Ps.	325,448	Ps.	(4,616,967)	Ps.	39,064,492

Expenses
Interest expense	Ps.	(2,122,188)	Ps.	(2,257,827)	Ps.	(769,621)	Ps.	(617,622)	Ps.	(238,012)	Ps.	(40,247)	Ps.	(1,028,343)	Ps.	(418,213)	Ps.	573,416	Ps.	(6,918,657)
Net impairment loss on financial assets		(1,679,612)		(1,314,006)		(723,664)		(161,928)		(149,468)		(6,942)		(9,177)		—		9,708		(4,035,089)
Depreciation and amortization		(285,670)		(424,110)		(126,522)		(100,066)		(66,504)		(12,163)		(9,434)		(11,058)		4,550		(1,030,977)
Expenses from commissions and fees		(325,580)		(110,032)		(126,377)		(63,713)		(205,604)		(114,818)		(13,587)		(6,135)		124,072		(841,774)
Costs and expenses of sales goods and services		(161,088)		—		(318,687)		—		—		(55,601)		(6,830,460)		19,859		(6,002)		(7,351,979)
Administrative expenses		(1,300,958)		(2,257,766)		(687,293)		(745,582)		(394,819)		(213,044)		(100,585)		(367,244)		599,918		(5,467,373)

		Banco de		BAC Holding		Banco de		Banco Popular		Banco AV		Porvenir		Corficolombiana		Other
		Bogotá S.A.		International Corp (1)		Occidente S.A.		S.A.		Villas S.A.		S.A.		S.A.		segments (2)		Eliminations		Total
Income tax expense		(252,595)		(528,367)		(74,903)		(155,714)		(116,732)		(191,886)		(1,476,571)		(53,555)		(1,472)		(2,851,795)
Other expense (7)		(1,169,845)		(1,924,764)		(508,966)		(460,424)		(269,617)		(262,329)		(220,105)		606,907		(689,203)		(4,898,346)
Total expenses		(7,297,536)		(8,816,872)		(3,336,033)		(2,305,049)		(1,440,756)		(897,030)		(9,688,262)		(229,439)		614,987		(33,395,990)
Net income for the year	Ps.	4,361,100	Ps.	1,691,418	Ps.	585,905	Ps.	314,577	Ps.	192,248	Ps.	580,202	Ps.	1,849,023	Ps.	96,009	Ps.	(4,001,980)	Ps.	5,668,502
(1)	BAC Holding International Corp, before Leasing Bogotá S.A. Panamá (see note 1).
(2)	Includes Grupo Aval Holding, Grupo Aval Limited, ATH Negocio Conjunto and Aval Soluciones Digitales S.A. Negocio Conjunto.
(3)	Includes Net gain on sale of debt and equity securities for Ps. 314,960; Foreign exchange gains (losses), net Ps. 87,236; Gain on the sale of non-current assets held for sale Ps. 36,225; net gain in asset valuation Ps. 20,974 and other operating income Ps. 375,313.
(4)	Includes measurement of subsidiary BAC Holding International Corp. (before Leasing Bogotá S.A. Panamá. See note 1)
(5)	Corresponds to deconsolidation of Porvenir from the Banco de Bogotá segment (See note 1).
(6)	Corresponds to the recognition of the spin-off of MFG from the BAC Holding segment to the Banco de Bogotá segment (see note 1).
(7)	Includes personnel expenses of Ps. (4,513,015); loss from sale of non-current assets held for sale Ps. (3,179) and other operating expenses Ps. (382,152).

Revenue from contracts with customers at December, 2021.

		Banco de		BAC Holding		Banco de		Banco		Banco AV		Porvenir		Corficolombiana		Other
		Bogotá S.A.		International Corp (1)		Occidente S.A.		Popular S.A.		Villas S.A.		S.A.		S.A.		segments (2)		Eliminations		Total

Revenue from contracts with customers (3)	Ps.	1,458,755	Ps.	2,657,273	Ps.	695,205	Ps.	257,775	Ps.	298,689	Ps.	1,260,012	Ps.	10,406,561	Ps.	186,979	Ps.	(317,133)	Ps.	16,904,116

Timing of revenue recognition
At a point in time		56,579		153,979		18,701		22,104		85,401		269		139,770		184,036		(96,247)		564,592
Over time		1,402,176		2,503,294		676,504		235,671		213,288		1,259,743		10,266,791		2,943		(220,886)		16,339,524
(1)	BAC Holding International Corp, before Leasing Bogotá S.A. Panamá (see note 1).
(2)	Includes Grupo Aval Holding, Grupo Aval Limited, ATH Negocio Conjunto and Aval Soluciones Digitales S.A. Negocio Conjunto.
(3)	Includes Income from contracts with customers, (see note 28)

Statement of Financial Position December 31, 2020

		Banco de		BAC Holding		Banco de		Banco		Banco AV		Porvenir		Corficolombiana		Other
		Bogotá S.A.		International Corp (1)		Occidente S.A.		Popular S.A.		Villas S.A.		S.A.		S.A.		segments (2)		Eliminations		Total
Assets
Trading assets	Ps.	2,832,267	Ps.	164,340	Ps.	2,143,707	Ps.	347,139	Ps.	700,889	Ps.	2,281,824	Ps.	2,603,549	Ps.	12,755	Ps.	(47,614)	Ps.	11,038,856
Investment securities		12,280,691		10,153,193		4,966,920		3,205,960		2,345,996		695,125		3,231,070		—		(817,191)		36,061,764
Hedging derivatives assets		149,961		—		—		—		—		—		6,259		—		—		156,220
Investments in associates and joint ventures		6,657,044		—		1,614,628		577,963		3,729		—		784,073		1,929		(8,610,044)		1,029,322
Investments in subsidiary companies (3)		14,819,772		—		—		—		—		—		—		—		(14,819,772)		—
Loans, net		73,283,350		58,722,132		31,040,792		20,426,642		11,838,132		—		2,006,931		—		(1,775,985)		195,541,994
Other assets (4)		14,973,460		26,635,941		5,324,698		2,837,027		1,700,323		993,474		29,514,603		7,642,529		(10,554,341)		79,067,714
Discontinued segment (5)		(16,550,713)		16,550,713		—		—		—		—		—		—		—		—
Total assets	Ps.	108,445,832	Ps.	112,226,319	Ps.	45,090,745	Ps.	27,394,731	Ps.	16,589,069	Ps.	3,970,423	Ps.	38,146,485	Ps.	7,657,213	Ps.	(36,624,947)	Ps.	322,895,870
Liabilities
Customer deposits	Ps.	77,878,031	Ps.	69,699,920	Ps.	30,970,733	Ps.	20,611,759	Ps.	13,966,758	Ps.	851	Ps.	4,926,745	Ps.	—	Ps.	(6,213,200)	Ps.	211,841,597
Financial obligations		20,956,963		10,794,118		7,317,684		2,429,104		232,457		671,510		13,889,097		7,989,984		(5,656,151)		58,624,766
Other liabilities (6)		3,445,439		1,982,547		1,823,117		1,164,071		513,375		654,980		7,297,974		508,703		(400,256)		16,989,950
Discontinued segment (5)		(14,929,962)		14,929,962		—		—		—		—		—		—		—		—
Total liabilities	Ps.	87,350,471	Ps.	97,406,547	Ps.	40,111,534	Ps.	24,204,934	Ps.	14,712,590	Ps.	1,327,341	Ps.	26,113,816	Ps.	8,498,687	Ps.	(12,269,607)	Ps.	287,456,313
(1)	BAC Holding International Corp, before Leasing Bogotá S.A. Panamá (see note 1).
(2)	Includes Grupo Aval Holding, Grupo Aval Limited, and ATH Negocio Conjunto.
(3)	Includes measurement of subsidiary BAC Holding International Corp (before Leasing Bogotá S.A. Panamá. See note 1).
(4)	Includes Cash and cash equivalents for Ps. 34,025,535; intangibles Ps. 18,525,051; other accounts receivable Ps. 14,996,337, tangible assets Ps. 8,973,952; income tax assets Ps. 1,797,888; non-current assets held for sale Ps. 240,412 and other assets Ps. 508,539.
(5)	Corresponds to the recognition of the spin-off of MFG from the BAC Holding segment to the Banco de Bogotá segment (see note 1).
(6)	Includes trading liabilities Ps. 1,452,574; Hedging derivative liabilities Ps. 56,627; income tax liabilities Ps. 3,588,181; employee benefits Ps. 1,201,855; provisions Ps. 912,850 and other liabilities Ps. 9,777,863.

Statement of Income for the year 2020

		Banco de		BAC Holding		Banco de		Banco Popular		Banco AV		Porvenir		Corficolombiana		Other
		Bogotá S.A.		International Corp (1)		Occidente S.A.		S.A.		Villas S.A.		S.A.		S.A.		segments (2)		Eliminations		Total
External income
Interest income	Ps.	6,221,050	Ps.	7,005,424	Ps.	2,959,192	Ps.	2,219,585	Ps.	1,343,460	Ps.	44,540	Ps.	429,495	Ps.	44	Ps.	—	Ps.	20,222,790
Income from commissions and fees		1,215,773		2,388,632		416,437		245,997		257,018		1,110,127		83,271		118,644		—		5,835,899
Income from sales of goods and services		26,894		—		50,079		—		—		56,401		9,011,415		—		—		9,144,789
Share of profit of equity accounted investees, net of tax		4,819		244		3,049		5,241		3,704		—		201,580		1,525		—		220,162
Dividends		6,653		7,170		277		2,239		1,702		—		73,524		—		—		91,565
Net income from other financial instruments mandatory at fair value through profit or loss		—		—		—		—		—		—		252,355		—		—		252,355
Net trading income		596,070		7,282		396,691		53,722		16,121		203,853		21,551		134		—		1,295,424
Other income (3)		324,554		850,172		(57,474)		47,713		52,578		(6,870)		191,249		3,250		—		1,405,172
	Ps.	8,395,813	Ps.	10,258,924	Ps.	3,768,251	Ps.	2,574,497	Ps.	1,674,583	Ps.	1,408,051	Ps.	10,264,440	Ps.	123,597	Ps.	—	Ps.	38,468,156

		Banco de		BAC Holding		Banco de		Banco Popular		Banco AV		Porvenir		Corficolombiana		Other
		Bogotá S.A.		International Corp (1)		Occidente S.A.		S.A.		Villas S.A.		S.A.		S.A.		segments (2)		Eliminations		Total
Intersegment income
Interest income	Ps.	95,946	Ps.	1,269	Ps.	14,803	Ps.	15,424	Ps.	10,193	Ps.	3,355	Ps.	49,233	Ps.	191	Ps.	(190,414)	Ps.	—
Income from commissions and fees		6,201		26		6,344		2,967		18,391		3,048		1,542		45,940		(84,459)		—
Income from sales of goods and services		1,285		—		185,687		—		—		3,765		2,169		—		(192,906)		—
Share of profit of equity accounted investees, net of tax		823,168		—		253,586		78,493		(4,432)		—		847		—		(1,151,662)		—
Participation in results of subsidiaries (4)		1,169,473		—		—		—		—		—		—		—		(1,169,473)		—
Dividends		6,192		—		2,067		3,601		2,195		—		1,623		—		(15,678)		—
Net trading income		7,299		—		243		(1,858)		(4)		—		556		—		(6,236)		—
Other income (3)		2,200		2,126		2,834		225		3,197		516		(1,884)		118,347		(127,561)		—
Discontinued segment (5)		(19,661)		19,661		—		—		—		—		—		—		—		—
		2,092,103		23,082		465,564		98,852		29,540		10,684		54,086		164,478		(2,938,389)		—
Total income	Ps.	10,487,916	Ps.	10,282,006	Ps.	4,233,815	Ps.	2,673,349	Ps.	1,704,123	Ps.	1,418,735	Ps.	10,318,526	Ps.	288,075	Ps.	(2,938,389)	Ps.	38,468,156

Expenses
Interest expense	Ps.	(2,612,243)	Ps.	(2,460,619)	Ps.	(1,082,203)	Ps.	(822,584)	Ps.	(352,566)	Ps.	(42,386)	Ps.	(984,454)	Ps.	(404,727)	Ps.	499,518	Ps.	(8,262,264)
Net impairment loss on financial assets		(2,572,877)		(1,733,028)		(1,137,316)		(303,710)		(253,319)		(1,971)		(12,037)		—		365		(6,013,893)
Depreciation and amortization		(283,609)		(431,606)		(116,070)		(89,458)		(67,595)		(13,340)		(8,939)		(8,745)		3,991		(1,015,371)
Expenses from commissions and fees		(263,435)		(106,763)		(104,387)		(59,251)		(157,354)		(110,654)		(12,048)		(3,867)		75,283		(742,476)
Costs and expenses of sales goods and services		(150,644)		—		(311,439)		—		—		(53,955)		(5,824,340)		19,860		(970)		(6,321,488)
Administrative expenses		(1,308,248)		(1,925,599)		(655,902)		(667,265)		(391,477)		(188,630)		(88,615)		(349,937)		609,314		(4,966,359)
Income tax expense		(18,752)		(483,602)		65,459		(91,348)		(58,740)		(245,360)		(962,300)		(47,546)		(1,479)		(1,843,668)
Other expense (6)		(1,081,162)		(1,971,316)		(551,399)		(404,979)		(259,158)		(183,617)		(133,397)		501,997		(587,990)		(4,671,021)
Total expenses		(8,290,970)		(9,112,533)		(3,893,257)		(2,438,595)		(1,540,209)		(839,913)		(8,026,130)		(292,965)		598,032		(33,836,540)

		Banco de		BAC Holding		Banco de		Banco Popular		Banco AV		Porvenir		Corficolombiana		Other
		Bogotá S.A.		International Corp (1)		Occidente S.A.		S.A.		Villas S.A.		S.A.		S.A.		segments (2)		Eliminations		Total
Net income for the year	Ps.	2,196,946	Ps.	1,169,473	Ps.	340,558	Ps.	234,754	Ps.	163,914	Ps.	578,822	Ps.	2,292,396	Ps.	(4,890)	Ps.	(2,340,357)	Ps.	4,631,616
(1)	BAC Holding International Corp, before Leasing Bogotá S.A. Panamá (see note 1).
(2)	Includes Grupo Aval Holding, Grupo Aval Limited, Grupo Aval International Limited and ATH Negocio Conjunto.
(3)	Includes net gain on sale of debt and equity securities for Ps. 613,213; foreign exchange gains (losses), net Ps. 363,034; gain on the sale of non-current assets held for sale Ps. 112,043; net gain in asset valuation Ps. (50,326) and other operating income Ps. 367,208.
(4)	Includes measurement of subsidiary BAC Holding International Corp (before Leasing Bogotá S.A. Panamá. See note 1).
(5)	Corresponds to the recognition of the spin-off of MFG from the BAC Holding segment to the Banco de Bogotá segment (see note 1)
(6)	Includes personnel expenses of Ps. (4,400,542); loss from sale of non-current assets held for sale Ps. (3,420) and other operating expenses Ps. (267,059).

		Banco de		BAC Holding		Banco de		Banco		Banco AV		Porvenir		Corficolombiana		Other
		Bogotá S.A.		International Corp (1)		Occidente S.A.		Popular S.A.		Villas S.A.		S.A.		S.A.		segments (2)		Eliminations		Total

Revenue from contracts with customers (3)	Ps.	1,250,153	Ps.	2,388,658	Ps.	658,547	Ps.	248,964	Ps.	275,409	Ps.	1,173,341	Ps.	9,098,397	Ps.	164,584	Ps.	(277,365)	Ps.	14,980,688

Timing of revenue recognition
At a point in time		55,239		131,890		20,849		18,044		77,497		312		110,080		163,552		(56,777)		520,686
Over time		1,194,914		2,256,768		637,698		230,920		197,912		1,173,029		8,988,317		1,032		(220,588)		14,460,002
(1)	BAC Holding International Corp, before Leasing Bogotá S.A. Panamá (see note 1).
(2)	Includes Grupo Aval Holding, Grupo Aval Limited and ATH Negocio Conjunto.
(3)	Includes Income from contracts with customers, (see note 28)

Statement of Income of the year 2019

		Banco de		BAC Holding		Banco de		Banco		Banco AV		Porvenir		Corficolombiana		Other
		Bogotá S.A.		International Corp (1)		Occidente S.A.		Popular S.A.		Villas S.A.		S.A.		S.A.		segments (2)		Eliminations		Total
External income
Interest income	Ps.	5,931,114	Ps.	6,302,300	Ps.	3,107,030	Ps.	2,297,087	Ps.	1,460,981	Ps.	46,132	Ps.	407,843	Ps.	248	Ps.	—	Ps.	19,552,735
Income from commissions and fees		1,302,769		2,562,027		423,571		263,985		281,324		1,083,469		77,012		89,186		—		6,083,343
Income from sales of goods and services		52,228		—		58,947		—		(5,466)		54,784		8,996,095		—		—		9,156,588
Share of profit of equity accounted investees, net of tax		10,633		—		4,272		5,232		3,819		—		205,674		(4)		—		229,626
Dividends		635		4,243		336		1,155		1,795		—		76,522		—		—		84,686
Net income from other financial instruments mandatory at fair value through profit or loss		—		—		—		—		—		—		217,616		—		—		217,616
Net trading income		187,834		54,335		117,048		24,827		16,648		250,112		110,977		130		—		761,911
Other income (3)		260,715		427,396		145,493		72,545		36,692		2,787		20,186		2,837		—		968,651
	Ps.	7,745,928	Ps.	9,350,301	Ps.	3,856,697	Ps.	2,664,831	Ps.	1,795,793	Ps.	1,437,284	Ps.	10,111,925	Ps.	92,397	Ps.	—	Ps.	37,055,156

		Banco de		BAC Holding		Banco de		Banco		Banco AV		Porvenir		Corficolombiana		Other
		Bogotá S.A.		International Corp (3)		Occidente S.A.		Popular S.A.		Villas S.A.		S.A.		S.A.		segments (1)		Eliminations		Total
Intersegment income
Interest income	Ps.	93,463	Ps.	2,212	Ps.	13,344	Ps.	13,411	Ps.	3,441	Ps.	2,740	Ps.	128,352	Ps.	79	Ps.	(257,042)	Ps.	—
Income from commissions and fees		4,292		47		8,328		2,904		18,905		3,385		1,474		68,227		(107,562)		—
Income from sales of goods and services		1,969		—		164,635		—		5,466		5,701		5,866		—		(183,637)		—
Share of profit of equity accounted investees, net of tax		780,515		—		246,576		73,370		(3,997)		—		1,665		—		(1,098,129)		—
Participation in results of subsidiaries (4)		1,345,364		—		—		—		—		—		—		—		(1,345,364)		—
Dividends		5,288		—		2,022		2,925		2,053		—		105		—		(12,393)		—
Net trading income		37,261		(34,199)		—		39		—		—		2,457		—		(5,558)		—
Other income (3)		49,444		101		5,268		181		1,544		503		(7,357)		88,628		(138,312)		—
		2,317,596		(31,839)		440,173		92,830		27,412		12,329		132,562		156,934		(3,147,997)		—
Total income	Ps.	10,063,524	Ps.	9,318,462	Ps.	4,296,870	Ps.	2,757,661	Ps.	1,823,205	Ps.	1,449,613	Ps.	10,244,487	Ps.	249,331	Ps.	(3,147,997)	Ps.	37,055,156

Expenses
Interest expense	Ps.	(2,690,061)	Ps.	(2,156,423)	Ps.	(1,228,385)	Ps.	(880,056)	Ps.	(421,033)	Ps.	(35,770)	Ps.	(925,197)	Ps.	(240,723)	Ps.	310,431	Ps.	(8,267,217)
Net impairment loss on financial assets		(1,357,159)		(1,260,960)		(720,456)		(319,532)		(222,446)		(7,506)		(12,330)		—		145,286		(3,755,103)
Depreciation and amortization		(244,909)		(373,585)		(107,651)		(82,028)		(65,455)		(13,424)		(7,789)		(10,135)		3,491		(901,485)
Expenses from commissions and fees		(175,832)		(100,232)		(85,289)		(65,713)		(137,275)		(115,398)		(12,737)		(4,419)		68,896		(627,999)
Costs and expenses of sales goods and services		(181,879)		—		(305,866)		—		—		(54,049)		(6,256,833)		20,755		(3,905)		(6,781,777)
Administrative expenses		(1,441,417)		(1,788,732)		(725,963)		(640,153)		(392,862)		(175,934)		(85,533)		(279,356)		575,643		(4,954,307)
Income tax expense		(314,239)		(477,575)		(61,098)		(52,533)		(105,396)		(207,227)		(802,936)		(62,399)		(2,854)		(2,086,257)
Other expense (5)		(887,201)		(1,815,591)		(494,103)		(415,526)		(242,113)		(270,676)		(136,968)		366,572		(419,951)		(4,315,557)
Total expenses		(7,292,697)		(7,973,098)		(3,728,811)		(2,455,541)		(1,586,580)		(879,984)		(8,240,323)		(209,705)		677,037		(31,689,702)
Net income for the year	Ps.	2,770,827	Ps.	1,345,364	Ps.	568,059	Ps.	302,120	Ps.	236,625	Ps.	569,629	Ps.	2,004,164	Ps.	39,626	Ps.	(2,470,960)	Ps.	5,365,454
(1)BAC Holding International Corp, before Leasing Bogotá S.A. Panamá (see note 1).
(2)Includes Grupo Aval Holding, Grupo Aval Limited, Grupo Aval International Limited and ATH Negocio Conjunto.
(3)Includes Net gain on sale of debt and equity securities for Ps. 198,562; Foreign exchange gains (losses), net  Ps. 312,267; Gain on the sale of non-current assets held for sale Ps. 23,381; net gain in asset valuation Ps. 14,151 and other operating income Ps. 420,290.
(4)Includes measurement of subsidiary BAC Holding International Corp. (before Leasing Bogotá S.A. Panamá. See note 1).
(5)Includes personnel expenses of Ps. (4,085,396); loss from sale of non-current assets held for sale Ps. (4,392) and other operating expenses Ps. (225,769).

		Banco de		BAC Holding		Banco de		Banco		Banco AV		Porvenir		Corficolombiana		Other
		Bogotá S.A.		International Corp (1)		Occidente S.A.		Popular S.A.		Villas S.A.		S.A.		S.A.		segments (2)		Eliminations		Total

Revenue from contracts with customers (3)	Ps.	1,357,166	Ps.	2,562,074	Ps.	651,537	Ps.	266,889	Ps.	300,229	Ps.	1,147,036	Ps.	8,679,277	Ps.	437,415	Ps.	(161,692)	Ps.	15,239,931

Timing of revenue recognition
At a point in time		88,885		138,389		31,763		22,784		83,687		6,514		116,974		436,504		(366,909)		558,591
Over time		1,268,281		2,423,685		619,774		244,105		216,542		1,140,522		8,562,303		911		205,217		14,681,340
(1)	BAC Holding International Corp, before Leasing Bogotá S.A. Panamá (see note 1).
(2)	Includes Grupo Aval Holding, Grupo Aval Limited and ATH Negocio Conjunto.
(3)	Includes Income from contracts with customers, (see note 28)

Main eliminations of total income, expenses, assets and liabilities between segments with the corresponding consolidated entries at the level of Grupo Aval are:

●	Loans and financial obligations of entities mainly from non-financial sector.
●	Investments in term deposits and outstanding bonds of in other segments.
●	Investments in subordinates elimination and record of non- controlling interests.
●	Leases and commissions pay between entities of Grupo Aval.
●	Expenses and incomes from commissions

31.5          Analysis of Revenues by Products and Services

Grupo Aval’s revenues are analyzed by products and services, in the statement of income.

31.6          Income by Country

Grupo Aval’s revenues for each individual country for which revenues are significant, are the following during the years ended December 31, 2021, 2020 and 2019:

		December 31, 2021

		Country
		Colombia		Panamá		Costa Rica		Guatemala		Honduras		Nicaragua		El Salvador		Perú		Other countries (1)		Total income
Interest income	Ps.	11,683,435	Ps.	2,334,194	Ps.	2,000,806	Ps.	1,258,845	Ps.	1,148,521	Ps.	392,584	Ps.	773,094	Ps.	21,037	Ps.	35,002	Ps.	19,647,518
Income from commissions and fees		3,681,564		350,929		970,729		290,011		403,412		172,271		198,450		786		385,050		6,453,202
Storage services		169,386		—		—		—		—		—		—		—		—		169,386
Trust activities		336,637		—		—		—		—		—		—		—		—		336,637
Pension and severance fund management		1,199,070		—		35,347		—		19,283		—		—		—		—		1,253,700
Fees on credit cards		658,028		59,542		374,086		95,617		154,976		67,355		84,517		—		17,835		1,511,956
Office network services		18,914		—		—		—		—		—		—		—		—		18,914
Commissions on drafts, checks and checkbooks		24,748		439		—		—		—		—		—		—		—		25,187
Other commissions		10,771		—		—		—		—		—		—		—		—		10,771
Commissions on banking services		1,264,010		290,948		561,296		194,394		229,153		104,916		113,933		786		367,215		3,126,651
Share of profit of equity accounted investees, net of tax		300,217		—		—		—		—		—		—		—		—		300,217
Dividends		148,091		9,018		—		1,185		828		—		—		—		—		159,122
Income from sales of goods and services		9,416,207		—		—		—		—		—		—		1,034,707		—		10,450,914
Energy and gas E&G		3,850,399		—		—		—		—		—		—		1,023,879		—		4,874,278
Infrastructure		4,662,912		—		—		—		—		—		—		—		—		4,662,912
Hotels		274,864		—		—		—		—		—		—		10,828		—		285,692
Agribusiness		218,511		—		—		—		—		—		—		—		—		218,511
Others services		135,607		—		—		—		—		—		—		—		—		135,607
Others operating income		273,914		—		—		—		—		—		—		—		—		273,914
Other income		966,250		212,444		524,812		154,897		83,746		99,747		7,918		881		2,824		2,053,519

Total income	Ps.	26,195,764	Ps.	2,906,585	Ps.	3,496,347	Ps.	1,704,938	Ps.	1,636,507	Ps.	664,602	Ps.	979,462	Ps.	1,057,411	Ps.	422,876	Ps.	39,064,492
(1)	United States, British Virgin Islands, Grand Cayman, Barbados and Bahamas.

		December 31, 2020

		Country
		Colombia		Panamá		Costa Rica		Guatemala		Honduras		Nicaragua		El Salvador		Perú		Other countries (1)		Total income
Interest income	Ps.	12,410,532	Ps.	1,972,328	Ps.	2,152,830	Ps.	1,293,265	Ps.	1,181,310	Ps.	392,163	Ps.	770,206	Ps.	15,100	Ps.	35,056	Ps.	20,222,790
Income from commissions and fees		3,390,994		285,019		962,945		289,184		358,035		167,911		204,602		216		176,993		5,835,899
Storage services		155,253		—		—		—		—		—		—		—		—		155,253
Trust activities		343,268		—		—		—		—		—		—		—		—		343,268
Pension and severance fund management		1,115,154		—		31,784		—		11,586		—		—		—		—		1,158,524
Fees on credit cards		584,225		43,513		348,199		74,860		107,368		55,522		66,819		—		17,745		1,298,251
Office network services		17,493		—		—		—		—		—		—		—		—		17,493
Commissions on drafts, checks and checkbooks		30,658		455		—		—		—		—		—		—		—		31,113
Other commissions		8,586		—		—		—		—		—		—		—		—		8,586
Commissions on banking services		1,136,357		241,051		582,962		214,324		239,081		112,389		137,783		216		159,248		2,823,411
Share of profit of equity accounted investees, net of tax		220,162		—		—		—		—		—		—		—		—		220,162
Dividends		78,186		11,543		—		1,157		679		—		—		—		—		91,565
Income from sales of goods and services		8,280,872		305		—		—		—		—		—		863,612		—		9,144,789
Energy and gas E&G		3,655,799		—		—		—		—		—		—		853,752		—		4,509,551
Infrastructure		3,966,192		—		—		—		—		—		—		—		—		3,966,192
Hotels		129,617		305		—		—		—		—		—		9,860		—		139,782
Agribusiness		147,443		—		—		—		—		—		—		—		—		147,443
Others services		225,996		—		—		—		—		—		—		—		—		225,996
Others operating income		155,825		—		—		—		—		—		—		—		—		155,825
Other income		1,937,571		227,853		461,790		154,258		56,065		97,578		6,271		4,190		7,375		2,952,951

Total income	Ps.	26,318,317	Ps.	2,497,048	Ps.	3,577,565	Ps.	1,737,864	Ps.	1,596,089	Ps.	657,652	Ps.	981,079	Ps.	883,118	Ps.	219,424	Ps.	38,468,156

___________________________________

(1)	United States, British Virgin Islands, Grand Cayman, Barbados and Bahamas.

		December 31, 2019

		Country
		Colombia		Panamá		Costa Rica		Guatemala		Honduras		Nicaragua		El Salvador		Perú		Other countries (1)		Total income
Interest income	Ps.	12,891,567	Ps.	1,418,362	Ps.	2,128,292	Ps.	1,058,404	Ps.	950,760	Ps.	391,889	Ps.	660,029	Ps.	6,162	Ps.	47,270	Ps.	19,552,735
Income from commissions and fees		3,506,114		352,996		1,173,411		278,198		344,010		170,261		223,982		—		34,371		6,083,343
Storage services		161,298		—		—		—		—		—		—		—		—		161,298
Trust activities		334,910		—		—		—		—		—		—		—		—		334,910
Pension and severance fund management		1,088,849		—		31,711		—		8,831		—		—		—		—		1,129,391
Fees on credit cards		606,581		45,016		406,458		69,367		99,055		50,568		63,467		—		23,732		1,364,244
Office network services		24,618		—		—		—		—		—		—		—		—		24,618
Commissions on drafts, checks and checkbooks		49,546		480		—		—		—		—		—		—		—		50,026
Other commissions		12,350		—		—		—		—		—		—		—		—		12,350
Commissions on banking services		1,227,962		307,500		735,242		208,831		236,124		119,693		160,515		—		10,639		3,006,506
Share of profit of equity accounted investees, net of tax		229,626		—		—		—		—		—		—		—		—		229,626
Dividends		80,443		2,666		—		870		707		—		—		—		—		84,686
Income from sales of goods and services		8,710,572		669		—		—		—		—		—		445,347		—		9,156,588
Energy and gas E&G		4,102,181		—		—		—		—		—		—		422,722		—		4,524,903
Infrastructure		3,783,534		—		—		—		—		—		—		—		—		3,783,534
Hotels		343,541		669		—		—		—		—		—		22,625		—		366,835
Agribusiness		135,928		—		—		—		—		—		—		—		—		135,928
Others services		205,813		—		—		—		—		—		—		—		—		205,813
Others operating income		139,575		—		—		—		—		—		—		—		—		139,575
Other income		1,484,085		44,292		72,026		147,776		59,667		114,740		5,486		6,635		13,471		1,948,178

Total income	Ps.	26,902,407	Ps.	1,818,985	Ps.	3,373,729	Ps.	1,485,248	Ps.	1,355,144	Ps.	676,890	Ps.	889,497	Ps.	458,144	Ps.	95,112	Ps.	37,055,156

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(1)	United States, British Virgin Islands, Grand Cayman, Barbados and Bahamas.

During the years ended December 31, 2021, 2020 and 2019, Grupo Aval reported no concentration of revenue in customers with more than a 10% share of revenue from ordinary activities.

The foregoing analysis is based on the customer's domicile. Income from off- shore entities of Colombian customers are reported as income from Colombia. The revenues include income from interest, fees, commissions and other operating income.

31.7          Non-current assets by Country

Grupo Aval’s non-current assets for each individual country for which non-current assets are significant, are as follows as of December 31, 2021 and 2020:

December 31, 2021	(1) Own – use Property, plant and equipment, net		(2) Intangible assets
Colombia	Ps.	4,247,081	Ps.	12,710,562
Panamá		543,798		6,461,575
Costa Rica		473,800		190,684
Guatemala		178,901		28,289
Other countries		710,588		2,079,608
Total	Ps.	6,154,168	Ps.	21,470,718

December 31, 2020	(1) Own – use Property, plant and equipment, net		(2) Intangible assets
Colombia	Ps.	4,347,718	Ps.	11,617,710
Panamá		475,048		5,596,211
Costa Rica		388,914		104,044
Guatemala		155,646		18,569
Other countries		630,965		1,188,517
Total	Ps.	5,998,291	Ps.	18,525,051

(1) see note 15.1

(2)   see notes 16 to 18.